Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Income (Expenses) Net

(in millions)	2016	2015
Equity component of AFUDC	$37	$23
Interest income	7	8
Equity income - Belize Electricity	7	—
Net gain on sale of commercial real estate and hotel assets (Note 28) (1)	—	109
Gain on sale of non-regulated generation assets (Note 28) (2)	—	56
Net foreign exchange gain	—	13
Loss on settlement of expropriation matters (Note 9)	—	(9)
Other	2	(3)
	$53	$197

(1)	Net of $23 million of expenses associated with the sale

(2)	Net of $6 million of expenses and foreign exchange impacts associated with the sale